INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2016	2015

Raw materials	$2,510	$2,284
Work in process	89	24
Finished goods	2,643	2,389

	$5,242	$4,697